INCOME TAX (Details Narrative) $ in Thousands			1 Months Ended								12 Months Ended				36 Months Ended
	Dec. 31, 2019 CNY (¥)	Apr. 14, 2008	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2015	Apr. 30, 2009	Jan. 31, 2008	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax expense											$ (50)	¥ (342,000)	¥ 11,120,000	¥ 1,127,000
Operating loss carryforwards			¥ 1,598,037,000									1,598,037,000			¥ 1,598,037,000
Valuation allowance	¥ 180,643,000		¥ 443,306,000	¥ 180,643,000								¥ 443,306,000	¥ 335,339,000	239,007,000	¥ 443,306,000	¥ 180,643,000
Statute limitation period											5 years	5 years	10 years
Underpayment of taxes												¥ 100,000
Ronglian 7Moor [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate							15.00%
Beijing Baiyi High-tech Information Technology Co., Ltd. [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate															15.00%
Ronglian Guanghui and Beijing Yunrong Tianxia TechnologyCo .ltd [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate																15.00%
Beijing Yunrong Tianxia Technology Co., Ltd. [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate					15.00%
Ronglian Guanghui [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate	15.00%
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate								15.00%
Beijing Ronglian Huitong Technology Co., Ltd. and Shenzhen Zhongtian Wangjing Technology Co., Ltd. [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate			15.00%	15.00%
CAYMAN ISLANDS
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Stamp duty payable			¥ 0									¥ 0			¥ 0
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate											16.50%	16.50%
Assessable profits threshold for preferential income tax rate												¥ 2,000,000
Preferential income tax rate											8.25%	8.25%
Income tax expense												¥ 0	¥ 0	0
Assessable profits												¥ 0	¥ 0	¥ 0
JAPAN
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Withholding tax rate											20.42%	20.42%
Preferential withholding tax rate											10.00%	10.00%
JAPAN | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate											30.00%	30.00%
JAPAN | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate											34.00%	34.00%
CHINA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate										25.00%	25.00%	25.00%
Preferential income tax rate		15.00%				15.00%			15.00%		15.00%	15.00%
Withholding tax rate											10.00%	10.00%
Preferential withholding tax rate											7.00%	7.00%
Valuation allowance			¥ 443,306,000									¥ 443,306,000			¥ 443,306,000
CHINA | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Minimum percentage of foreign investor ownership in shares											25.00%	25.00%
CHINA | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential withholding tax rate											5.00%	5.00%